Consolidated Income Statements For The Years Ended (Statement) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Other income	1,000,000	1,000,000	2,000,000
Revenue and other operating income	9,148,000,000	8,515,000,000	7,553,000,000
Raw materials and consumables used	1,115,000,000	1,047,000,000	1,197,000,000
Employee benefits expense	1,760,000,000	1,599,000,000	1,446,000,000
Operating expense	7,806,000,000	7,524,000,000	6,825,000,000
Depreciation and amortisation expense	441,000,000	401,000,000	299,000,000
Gains or losses on disposal of non-current assets and Impairments	2,208,000,000	35,000,000	(6,000,000)
Profit (loss) from operating activities	3,109,000,000	625,000,000	423,000,000
Financial result on financing of infrastructure projects	(339,000,000)	(328,000,000)	(243,000,000)
Result on derivatives and other financial results infrastructure projects	(72,000,000)	(44,000,000)	(122,000,000)
Financial result of infrastructure projects	(411,000,000)	(372,000,000)	(365,000,000)
Financial result on financing excluding infrastructure projects	74,000,000	111,000,000	1,000,000
Result on derivatives and other financial results excluding infrastructure projects	611,000,000	31,000,000	47,000,000
Financial result excluding infrastructure projects	685,000,000	142,000,000	48,000,000
Finance income (cost)	274,000,000	(230,000,000)	(317,000,000)
Share of profit (loss) of associates accounted for using equity method	238,000,000	215,000,000	165,000,000
Profit (loss) before tax	3,621,000,000	610,000,000	271,000,000
Tax expense (income)	(145,000,000)	(115,000,000)	(30,000,000)
Profit (loss) from continuing operations	3,476,000,000	495,000,000	241,000,000
Profit (loss) from discontinued operations	14,000,000	16,000,000	64,000,000
Profit (loss)	3,490,000,000	511,000,000	305,000,000
Profit (loss), attributable to non-controlling interests	(251,000,000)	(170,000,000)	(117,000,000)
Profit (loss), attributable to owners of parent	€ 3,239,000,000	€ 341,000,000	€ 188,000,000
Diluted earnings (loss) per share	€ 4.47	€ 0.46	€ 0.25
Basic earnings (loss) per share	4.47	0.46	0.25
Diluted earnings (loss) per share from continuing operations	4.45	0.44	0.16
Basic earnings (loss) per share from continuing operations	€ 4.45	€ 0.44	€ 0.16
Other expense by nature	€ 4,931,000,000	€ 4,878,000,000	€ 4,182,000,000